UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Valicenti Advisory Services, Inc.
Address: 400 East Water Street
Elmira, New York 14901

13F File Number: 28-7606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey S. Naylor
Title:     Vice President
Phone:     607-734-2665

Signature, Place, and Date of Signing:

                               Elmira, NY
--------------------------- ---------------- -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   38

Form 13F Information Table Value Total:   $121,256 (x$1000)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTRIA GROUP INC               COM              02209S103     2271    68003 SH       SOLE                                      68003
AMAZON COM INC                 COM              023135106     6170    24260 SH       SOLE                                      24260
APPLE INC                      COM              037833100    11381    17060 SH       SOLE                                      17060
CATERPILLAR INC DEL            COM              149123101     4820    56025 SH       SOLE                                      56025
CHEVRON CORP                   COM              166764100     5014    43018 SH       SOLE                                      43018
COCA-COLA CO                   COM              191216100     1022    26950 SH       SOLE                                      26950
CORNING INC                    COM              219350105     5629   428070 SH       SOLE                                     428070
DEERE & CO                     COM              244199105      561     6799 SH       SOLE                                       6799
ELMIRA SAVINGS BANK            COM              289660102     3552   179378 SH       SOLE                                     179378
EMC CORP                       COM              268648102     3370   123590 SH       SOLE                                     123590
EXXON MOBIL CORP               COM              30231G102     1723    18841 SH       SOLE                                      18841
GENERAL ELECTRIC CO            COM              369604103     6343   279314 SH       SOLE                                     279314
GOLDMAN SACHS GROUP INC        COM              38141G104     4219    37115 SH       SOLE                                      37115
INTEL CORP                     COM              458140100     2864   126421 SH       SOLE                                     126421
INTL BUSINESS MACHINES         COM              459200101     4206    20275 SH       SOLE                                      20275
INTUITIVE SURGICAL             COM              46120E602     7697    15529 SH       SOLE                                      15529
JOHNSON & JOHNSON              COM              478160104      257     3725 SH       SOLE                                       3725
KRAFT FOODS INC                COM              50075N104      739    17862 SH       SOLE                                      17862
MAKO SURGICAL CORP             COM              560879108     2184   125450 SH       SOLE                                     125450
MCDERMOTT INTL INC             COM              580037109     4415   361274 SH       SOLE                                     361274
MCDONALDS CORP                 COM              580135101     2997    32670 SH       SOLE                                      32670
MEDTRONIC INC                  COM              585055106     1246    28889 SH       SOLE                                      28889
MICRON TECHNOLOGY INC          COM              595112103     1859   310809 SH       SOLE                                     310809
MICROSOFT CORP                 COM              594918104      219     7375 SH       SOLE                                       7375
PEPSICO INC                    COM              713448108     3541    50032 SH       SOLE                                      50032
PHILIP MORRIS INTERNATIONAL IN COM              718172109     2456    27311 SH       SOLE                                      27311
QUALCOMM INC                   COM              747525103     1863    29825 SH       SOLE                                      29825
ROYAL DUTCH SHELL B ADR        COM              780259107     1041    14604 SH       SOLE                                      14604
SCHLUMBERGER LTD               COM              806857108     3889    53761 SH       SOLE                                      53761
TARGET CORP                    COM              87612E106      436     6875 SH       SOLE                                       6875
UNION PACIFIC CORP             COM              907818108     2779    23413 SH       SOLE                                      23413
UNITED TECHNOLOGIES            COM              913017109     1960    25029 SH       SOLE                                      25029
VALERO ENERGY CORP             COM              91913Y100     1471    46439 SH       SOLE                                      46439
VERIZON COMMUNICATIONS         COM              92343V104     5569   122205 SH       SOLE                                     122205
ISHARES NASDAQ BIOTECH INDX                     464287556     5130    35980 SH       SOLE                                      35980
MARKET VECTORS AGRIBUSINESS IN                  57060U605     1050    20275 SH       SOLE                                      20275
MARKET VECTORS OIL SERVICE ETF                  57060U191     4384   108950 SH       SOLE                                     108950
ISHARES TR COMEX GOLD                           464285105      928    53744 SH       SOLE                                      53744